Summary of the main accounting policies: Licenses and commercial direct operation (Details)	12 Months Ended
Dec. 31, 2023
Licences and ODC
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	25
ODC Mexico
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	25
Commercial Right's (Unregulated Activity) | Aerostar
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	29
Commercial Right's (Unregulated Activity) | Airplan
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	9